Segment reporting - Summarized segment assets and liabilities and additions (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Segment assets	$ 4,665.7		$ 4,489.6
Total liabilities	4,689.4		$ 4,579.4
Additions of property, plant and equipment, right of use assets and intangible assets	47.3	$ 56.8
Operating segments
Disclosure of operating segments [line items]
Additions of property, plant and equipment, right of use assets and intangible assets	47.3	56.4
Unallocated items
Disclosure of operating segments [line items]
Additions of property, plant and equipment, right of use assets and intangible assets		0.4
Nigeria | Operating segments
Disclosure of operating segments [line items]
Additions of property, plant and equipment, right of use assets and intangible assets	17.4	1.6
SSA | Operating segments
Disclosure of operating segments [line items]
Additions of property, plant and equipment, right of use assets and intangible assets	8.4	18.7
Latam | Operating segments
Disclosure of operating segments [line items]
Additions of property, plant and equipment, right of use assets and intangible assets	$ 21.5	$ 36.1